Product Revenue Reserve and Allowance - Product revenue reserve and allowance (Details) - Product revenue - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Revenue Reserve and Allowance
Product revenue reserve and allowance, beginning balance	$ 82	$ 14	$ 14
Provision related to product sales	1,193	326
Credits and payments made	(1,154)	(324)
Product revenue reserve and allowance, ending balance	121	16	82	$ 14
Gelesis
Product Revenue Reserve and Allowance
Product revenue reserve and allowance, beginning balance	$ 82	$ 14	14	0
Provision related to product sales			522	980
Credits and payments made			(454)	(966)
Product revenue reserve and allowance, ending balance			$ 82	$ 14